Parent Company Information - Summary of Condensed Statements Of Financial Position (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Assets
Cash and due from financial institutions		₩ 32,063,421		$ 25,443,525	₩ 31,009,374
Financial assets at fair value through profit or loss		64,935,344		51,528,626	66,005,815
Other assets		28,437,529		22,566,244	28,174,173
Total assets		701,170,848	[1]	556,405,314	663,895,834	[1]
Liabilities and shareholders' equity
Debentures		68,698,203		54,514,596	67,430,188
Other liabilities		40,140,365		31,852,882	43,130,482
Shareholders' equity		49,642,914		39,393,510	48,293,920		$ 38,323,033	₩ 43,402,357	₩ 39,149,975
Total liabilities and equity		701,170,848		$ 556,405,314	663,895,834
Parent Company
Assets
Cash and due from financial institutions		351,056			608,076
Financial assets at fair value through profit or loss		1,522,314			440,760
Loans at amortized cost		522,326			249,128
Banking subsidiaries	[2]	14,821,721			14,821,721
Nonbanking subsidiaries	[2]	11,919,717			11,919,717
Other assets		1,316,693			831,977
Total assets		30,453,827			28,871,379
Liabilities and shareholders' equity
Debentures		4,956,949			5,552,791
Other liabilities		1,265,062			805,614
Shareholders' equity		24,231,816			22,512,974
Total liabilities and equity		₩ 30,453,827			₩ 28,871,379

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[2]	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.